B9 Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Current Liabilities

	2025	2024

Accrued interest	333	373

Accrued expenses	28,369	31,377

of which employee-related	15,987	17,869

of which supplier-related	8,622	8,592

of which other 1)	3,760	4,916

Derivative liabilities 2)	168	3,337

Other 3)	5,168	5,590

Total	34,038	40,677

1)	Major balance relates to accrued expenses for customer projects.
2)
See also note F1 ”Financial risk management”.
3)	Includes items such as VAT and other payroll deductions.